                                                                                    February 14, 2018

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:       The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

            File No.:          811-07044

            33 Act No.:     33-49014

            CIK No.:         0000890064

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the semiannual period ended December 31, 2017.

            Please direct any questions or comments to the attention of the undersigned at (412) 236-7700.

                                                                                    Very truly yours,

                                                                                    /s/ Joseph Kulbacki

                                                                                    Joseph Kulbacki

                                                                                    Senior Paralegal

JK/

Enclosures